Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Summary of Other non-current liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,
	2022	2023
Debt from third party investors (i)	1,763,062	1,276,145
Warranty provisions (ii)	424,802	789,005
Deposits from a third party (iii)	—	148,991
Government grants	318,242	122,513

Total	2,506,106	2,336,654

(i) The debt from third party investors consisted of the following three financing arrangements:

Summary of movements of accrued warranty

(ii) Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2021	2022	2023
Accrued warranty - beginning of the year	111,351	371,140	641,062
Warranty costs incurred	(32,352)	(61,551)	(228,674)
Provision for warranty	292,141	331,473	596,605

Accrued warranty - end of year	371,140	641,062	1,008,993
Less: Current portion of warranty	(105,068)	(216,260)	(219,988)

Non-current portion of warranty	266,072	424,802	789,005